SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency translation (Details)	Jun. 30, 2025 ¥ / $	Jun. 30, 2025 £ / $	Dec. 31, 2024 ¥ / $	Dec. 31, 2024 £ / $	Jun. 30, 2024 ¥ / $	Jun. 30, 2024 £ / $	Dec. 31, 2023 ¥ / $	Dec. 31, 2023 £ / $	Dec. 31, 2022 ¥ / $	Dec. 31, 2022 £ / $
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
At end of the period	7.1636	0.7288	7.2993	0.7987	7.2672	0.7911	7.0999	0.7847	6.8987	0.8315
Average rate for the period ended	7.252	0.7703	7.1957	0.7824	7.2151	0.7904	7.0809	0.8039	6.7347	0.8121